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                                                                    THE HARTFORD

October 30, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
    Separate Account Eleven ("Registrant")
    Registration Statement on Form N-4
    Pre-Effective Amendment No. 1
    333-151805

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement filed on Form N-4.

If you have any questions concerning this filing, please call me at
(860) 843-8336.

Sincerely,

/s/ Shane Daly
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Shane Daly
Counsel

Enclosure